Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Sales And Marketing Expenses Abstract
Schedule of sales and marketing expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Payroll and related benefits (including share-based compensation)	1,599	1,036	576
Consulting and professional services	431	215	157
Travel	274	126	29
Advertising and promotion expenses	74	60	36
Sales commissions	13	60	57
Conferences	301	93	33
Others	512	327	175
	3,204	1,917	1,063